Unsecured Convertible Loan Notes and Derivative Financial Instruments - Summary of Convertible Notes Presented in Consolidated Balance Sheet (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025
LG Energy Solution
Disclosure of detailed information about financial instruments [line items]
Percentage of interest expense by applying the effect interest rate to the liability component	6.56%